Income Tax Benefit (Details 1) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Income Tax Benefit [Abstract]
Loss from continuing operations before income tax expense	$ (4,632,743)	$ (3,010,929)	$ (6,804,154)
Tax at the Australian tax rate of 27.5% (2018: 27.5%)	(1,274,004)	(828,005)
Tax effect of amounts which are not deductible (taxable) in calculating taxable income:
R&D tax incentive	(146,026)	(508,509)
Accounting expenditure subject to R&D tax incentive	335,693	752,949
Share-based payments	369,463	16,493
Net impact of other amounts not deductible (taxable)	38,656	26,956
Subtotal	(676,218)	(540,116)
Difference in overseas tax rates	1,539
Tax losses and other timing differences for which no deferred tax asset is recognized	674,679	540,116
Income tax expense